SCHEDULE OF INVENTORIES (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	$ 1,104,798	$ 904,858
Parts	354,823	691,678
Inventories	$ 1,459,621	$ 1,596,536